Employee Benefits - Changes in PBO and Changes in FVA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning of year	$ 846	$ 923
Interest cost	43	41	$ 45
Actuarial losses (gains)	14	(34)
Plan participants’ contributions	0	0
Benefit payments	(81)	(84)
End of year	822	846	923
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
FVA at beginning of year	805	827
Actual return on plan assets	53	49
Employer contributions	13	13
Plan participants’ contributions	0	0
Benefit payments	(81)	(84)
FVA at end of year	790	805	827
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning of year	41	40
Interest cost	2	2	2
Actuarial losses (gains)	7	6
Plan participants’ contributions	2	1
Benefit payments	(8)	(8)
End of year	44	41	40
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
FVA at beginning of year	41	40
Actual return on plan assets	9	8
Employer contributions	0	0
Plan participants’ contributions	2	1
Benefit payments	(8)	(8)
FVA at end of year	$ 44	$ 41	$ 40